Cover Page	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Document Type	POS AM
Amendment Flag	false
Entity Registrant Name	APOLLO REALTY INCOME SOLUTIONS, INC.
Entity Central Index Key	0001882850
Entity Emerging Growth Company	true
Entity Ex Transition Period	true